Derivatives, Sold Credit Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	$ 25,085	$ 19,461
Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	7,884	8,378
Credit default swaps [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	18,453	12,733
Credit default swaps [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	1,399	1,860
Risk participation swaps [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	6,632	6,728
Risk participation swaps [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	$ 6,485	$ 6,518